Corporate Information and Basis of Presentation - Revision of Previously Issued Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 17, 2025	Dec. 31, 2024		Dec. 17, 2020
Segment Reporting Information [Line Items]
Long-term debt	$ 1,654,428		$ 1,391,548
Principal amount	1,667,273		1,399,462
Current portion of long-term debt	0		551,883	[1]
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Segment Reporting Information [Line Items]
Long-term debt	$ 26,000		498,402
Stated interest rate	0.00%	0.00%			0.00%
Principal amount	$ 26,000	$ 500,000	500,000		$ 500,000
Current portion of long-term debt		$ 26,000	498,400
Previously Reported | 0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Segment Reporting Information [Line Items]
Long-term debt			$ 498,400

[1]	The December 31, 2024 balances for the 'current portion of long-term debt' and 'long-term debt, net of current portion' have been revised to correct the classification of certain amounts. See Note 1